UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:10/31/08

Item 1.  Schedule of Investments.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2008 (Unaudited)
Shares	COMMON STOCKS - 42.88%	Market Value
	Aerospace/Defense- 5.18%
4,000	Force Protection, Inc. *	$ 11,160
1,500	United Technologies Corp.	82,440
		93,600
	Agriculture- 2.87%
2,500	Archer-Daniels-Midland Company	51,825

	Coal- 4.40%
1,700	Arch Coal, Inc. #	36,397
6,000	National Coal Corp. *	25,740
500	Peabody Energy Corp. #	17,255
		79,392
	Computers- 1.03%
200	International Business Machines Corp	18594

	Diversified Financial Services- 0.85%
3,700	CIT Group, Inc.	15,318

	Energy-Alternate Sources- 0.20%
10,000	Evergreen Energy, Inc. *	3,600

	Exchange-Traded Fund- 4.00%
2,500	United States Natural Gas Fund LP	72,250

	Internet- 1.85%
2,600	Yahoo, Inc. *	33,332

	Machinery-Diversified- 1.98%
500	Caterpillar, Inc.	19,085
4,000	Presstek, Inc. *	16,720
		35,805
	Mining- 3.23%
2,000	Freeport-McMoRan Copper & Gold Inc #	58,200

	Miscellaneous Manufacturing- 2.53%
1,000	FreightCar America, Inc. #	26,110
1,000	General Electric Company	19,510
		45,620
	Oil & Gas- 1.22%
400	Forest Oil Corp.	11,684
5,000	RAM Energy Resources, Inc. *	6150
500	Constellation Energy Partners LLC	4,205
		22,039
	Pipelines- 4.64%
4,000	The Williams Companies, Inc. #	83,880

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2008 ( Unaudited) (Continued)
Shares		Market Value
	REITS- 1.41%
2,000	Ashford Hospitality Trust, Inc.	$ 3,240
3,000	CapitalSource, Inc.	22,200
		25,440
	Retail- 2.24%
700	Sears Holding Corp. * #	40,418

	Semiconductor- 2.49%
2,300	Texas Instruments, Inc.	44,988

	Telecommunication- 1.00%
500	Harris Corp.	17,975

	Water- 1.76%
2,250	Consolidated Water Co., Inc.	31,928

	TOTAL COMMON STOCKS (Cost $1,624,731)	774,204

Principal
Amount	U.S. GOVERNMENT AGENCY - 49.85%
	Federal Home Loan Mortgage Company- 3.08%
$ 72,950	5.03%^, 03/15/34	55,630

	Government National Mortgage Association - 46.77%
538	6.50%, 06/15/2023	544
267,127	6.50%, 07/15/2024	270,006
352,845	6.50%, 09/15/2032	356,649
197,710	7.00%, 06/15/2029	202,931
2,560	7.00%, 11/15/2026	2,628
2,440	7.00%, 09/15/2027	2,505
475	7.00%, 07/15/2023	488
708	7.00%, 11/15/2029	726
442	7.00%, 04/15/2031	454
171	7.50%, 05/15/2017	176
1,244	7.50%, 03/15/2024	1,285
158	8.00%, 06/15/2017	163
422	8.00%, 12/15/2021	437
697	8.00%, 02/15/2022	723
17	9.50%, 08/15/2009	17
93	9.50%, 03/15/2020	103
207	9.50%, 03/15/2020	237
544	10.50%, 01/15/2016	628
196	10.50%, 03/15/2016	224
39	10.50%, 11/20/2018	45
127	10.50%, 5/20/2019	147
132	11.00%, 09/15/2010	142

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2008 (Unaudited) (Continued)
Principal	Government National Mortgage
Amount	Association- 46.77%, Continued	Market Value
$ 44	11.00%, 09/15/2015	$ 51
210	11.00%, 09/15/2015	240
195	11.00%, 11/15/2015	226
105	11.00%, 08/20/2019	122
1,134	11.00%, 11/20/2019	1,336
718	11.00%, 08/20/2020	850
		844,083

	TOTAL U.S. GOVERNMENT AGENCY (Cost $942,752)	899,713

	CORPORATE BONDS - 5.53%
	Chemicals - 5.53%
100,000	Union Carbide Corp., 6.70%, 04/01/2009	99,762

	TOTAL CORPORATE BONDS (Cost $100,442)	99,762

	MUNICIPAL BONDS - 12.07%
100,000	Colorado Health Facilities Authority, 0.00%,7/15/2024	43,637
75,000	Dawson Ridge Metropolitan Authority, 0.00%,10/1/2021	36,426
215,000	Illinois Developmemt Finance Authority, 0.00%,7/15/2023	97,704
100,000	Illinois Developmemt Finance Authority, 0.00%,7/15/2025	40,030

	TOTAL MUNICIPAL BONDS (Cost $224,556)	217,797

	Total Investments in Securities
	(Cost $2,892,481) - 110.33%	1,991,476
	Call Options Written - (0.78)%	(14,140)
	Liabilities in excess of other assets - (9.55)%	(172,425)
	Net Assets - 100.00%	$ 1,804,911

* Non-income producing security.
# Security is subject to written call option.
^ Variable rate security. Rate shown is the rate in effect on October 31, 2008.
ADR-American Depositary Receipt.
REIT-Real Estate Investment Trust

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF CALL OPTIONS WRITTEN- October 31, 2008 ( Unaudited) (Continued)
Contracts*	Underlying Security/Expiration Date/Exercise Price	Market Value
17	Arch Coal, Inc.
	Expiration April 2009, Exercise Price $25.00	$ 6,800
5	Peabody Energy Corp.
	Expiration December 2008, Exercise Price $40.00	1,550
20	Freeport-McMoRan Copper & Gold Inc
	Expiration December 2008, Exercise Price $35.00	5,040
7	Sears Holding Corp.
	Expiration December 2008, Exercise Price $95.00	350
40	The Williams Companies, Inc.
	Expiration November 2008, Exercise Price $35.00	400

	Total Call Options Written (Proceeds $19,850)	$ 14,140

*Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

At October 31, 2008, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 15,106
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(916,111)
Net unrealized depreciation		$ (901,005)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2008 (Unaudited) (Continued)

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepaymemt spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment Securties ($)	Other Financial Instrument ($)*
Level 1 - Quoted Prices	774,204	14,140
Level 2 - Other Significant Observable Prices	1,217,272	0
Level 3 - Significant Unobservable Inputs	0	0
Total	1,991,476	14,140
* Other financial instruments include call options written.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 12/29/08

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/29/08